UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2025 to December 31, 2025.

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
February 17, 2026
__________________________________
Student Loan Finance Corporation[1] (Exact name of securitizer as specified in its charter)

025-03683 (Commission File Number of securitizer)	0001725447 (Central Index Key Number of securitizer)

Dawn L. Imrie, (605) 622-4481 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 ZuntaFi Corp. as the successor to Student Loan Finance Corporation, as securitizer, is filing this Form ABS-15G in respect of all applicable private issuances under securitizer’s asset-backed securitization program, EdLinc Student Loan Funding Trust 2012-1.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Student Loan Finance Corporation provides this notice of its termination of the duty to file reports under Rule 15Ga-1 for EdLinc Student Loan Funding Trust 2012-1. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the securitizer, was March 17, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ZUNTAFI CORP, as successor to Student Loan Finance Corporation

By:   /s/ Dawn L. Imrie __________________________
Name:  Dawn L. Imrie
Title:   President

February 17, 2026